Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Build Funds Trust
Entity Central Index Key	0001875710
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Build Bond Innovation ETF
Shareholder Report [Line Items]
Fund Name	Build Bond Innovation ETF
Class Name	Build Bond Innovation ETF
Trading Symbol	BFIX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Build Bond Innovation ETF (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://getbuilding.com/etfs/bfix/. You can also request this information by contacting us at 1-833-852-8453.
Additional Information Phone Number	1-833-852-8453
Additional Information Website	https://getbuilding.com/etfs/bfix/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Build Bond Innovation ETF	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
        For the 12-month period ended September 30, 2024 the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund typically invests at least 90-95% of its assets in investment grade-quality, U.S. Dollar-denominated fixed income instruments. The remainder of its assets are allocated to an actively managed option overlay, providing exposure to the performance of U.S. large cap equities and other asset classes. Note: the benchmark index does not include options.
        Exposure to risk asset classes via the option overlay contributed positively to the Fund’s relative performance versus its benchmark; exposure to the S&P 500® Index (+34.4%) and gold (+42.5%) drove performance. Positive contribution relative to benchmark was also achieved through active positioning with respect to duration, where interest rates in the belly and long-end of the Treasury curve have continued to lag those obtainable in the front end while overall trending flat.
        We remained tactically underweight duration, as has been our base stance throughout the bond bear market that has been underway since 2022. We increased our allocation to US IG corporate credit as the year progressed, favoring the spread pickup available considering the closing quality gap in Treasury debt versus high-grade corporate bonds. Within the option overlay, we have watched closely for key secular trends across technology, macroeconomics, and geopolitics as they continue to develop. This broad awareness has enabled the Fund to capture a healthy degree of upside from global developments which continue to provide headwinds to U.S. Dollar-denominated credit performance and returns.
        The Fund posted a 12.88% total return during the period (assuming reinvestment of dividends). This included positive returns in ten out of twelve months, with January and April the only exceptions. The Fund’s underweight exposure to risk and duration caused it to temporarily underperform the benchmark in Q4 2023. The rapid yield curve rally driving the benchmark’s strong Q4 2023 proved to be short-lived, and the Fund pulled ahead of the benchmark by March – ultimately ending the year up 131 basis points in excess return with significantly less volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/09/2022)
Build Bond Innovation ETF NAV	12.88	2.26
Bloomberg U.S. Aggregate Bond Index	11.57	-0.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://getbuilding.com/etfs/bfix/ for more recent performance information. Visit https://getbuilding.com/etfs/bfix/ for more recent performance information.
Net Assets	$ 7,851,339
Holdings Count | $ / shares	102
Advisory Fees Paid, Amount	$ 50,133
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$7,851,339
Number of Holdings	102
Advisory Fee	$50,133
Portfolio Turnover	119%
30-Day SEC Yield	4.18%
30-Day SEC Yield Unsubsidized	4.18%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
United States Treasury Note/Bond	45.8%
Nutrien Ltd.	2.4%
Shell International Finance BV	2.3%
AutoZone, Inc.	2.2%
Morgan Stanley	2.2%
Adobe, Inc.	2.1%
Ameriprise Financial, Inc.	2.0%
Caterpillar Financial Services Corp.	1.8%
Honeywell International, Inc.	1.7%
SPDR Gold Shares	1.7%

Top Sectors	(% of net assets)
Public Administration	45.7%
Manufacturing	15.1%
Finance and Insurance	14.5%
Information	4.0%
Mining, Quarrying, and Oil and Gas Extraction	3.6%
Real Estate and Rental and Leasing	3.5%
Retail Trade	3.0%
Accommodation and Food Services	2.1%
Administrative Support Waste Management	1.0%
Cash & Other	7.5%

Updated Prospectus Web Address	https://getbuilding.com/etfs/bfix/